Lease (Details 2)	Mar. 31, 2019 USD ($)
Leases [Abstract]
2019 (excluding the three months ended March 31, 2019)	$ 228,117
2020	258,642
2021	41,240
Total future minimum lease payments, undiscounted	527,999
Less: Imputed interest	(2,140)
Present value of future minimum lease payments	$ 525,859